Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2019
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net
	2019	2018	2017
Interest expense	69,980	72,191	62,343
Less: Interest capitalized	(1,018)	(252)	(445)

Interest expense, net	68,962	71,939	61,898
Interest swaps termination cash settlements	—	(477)	(3,685)
Bunkers swap and call options cash settlements	1,469	(9,857)	(2,547)
Bunker call options premium	—	—	216
Amortization of loan costs	4,822	3,992	4,152
Bank charges	240	405	164
Change in fair value of non-hedging financial instruments	(770)	10,807	(3,359)

Net total	74,723	76,809	56,839